                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        9-30-04
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jon A. Theobald
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Jon A. Theobald                St. Paul, MN         11-17-04
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                                                        FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 09-30-04

Item 1                         Item 2    Item 3        Item 4             Item 5                      Item 6   Item 7    Item 8
                               Title of                Market
Name of Issuer                 Class     CUSIP         Value              Shares              SH/PRN  Invstmt  Managers  Voting
                                                                                                       Discr             Authority
COMMON STOCK                                                                                                             SOLE
Abbott Laboratories              COM     002824100       5,049,269          119,199 SHR         SOLE                       119,199
ADC Telecom                      COM     000886101       8,371,851        4,625,332 SHR         SOLE                     4,625,332
Allstate Corp                    COM     020002101         671,860           14,000 SHR         SOLE                        14,000
Altria Group Inc                 COM     718154107         270,010            5,740 SHR         SOLE                         5,740
American Express                 COM     025816109       3,691,123           71,728 SHR         SOLE                        71,728
American Int'l Group             COM     026874107       2,317,371           34,084 SHR         SOLE                        34,084
Amgen                            COM     031162100       1,156,083           20,350 SHR         SOLE                        20,350
Anadarko Pete Corp               COM     032511107         613,896            9,251 SHR         SOLE                         9,251
Applied Materials Inc            COM     038222105         476,363           28,888 SHR         SOLE                        28,888
Assoc Banc Corp                  COM     045487105      22,324,280          696,111 SHR         SOLE                       696,111
ASV Inc                          COM     001963107         221,773            5,925 SHR         SOLE                         5,925
Automatic Data Proc              COM     053015103         580,422           14,047 SHR         SOLE                        14,047
Bab Inc                          COM     055183107           8,680           14,000 SHR         SOLE                        14,000
Bank of America Corp             COM     060505104       4,649,823          107,312 SHR         SOLE                       107,312
Bank of Hawaii                   COM     694058108       1,653,750           35,000 SHR         SOLE                        35,000
Baxter International             COM     071813109      56,454,468        1,755,425 SHR         SOLE                     1,755,425
BellSouth Corp                   COM     079860102         303,907           11,206 SHR         SOLE                        11,206
Bemis                            COM     081437105      64,479,093        2,425,850 SHR         SOLE                     2,425,850
Berkshire Hathaway               COM                       370,359              129 SHR         SOLE                           129
Best Buy                         COM     086516101         325,494            6,001 SHR         SOLE                         6,001
Bio-Key International            COM     09060C101         675,840          704,000 SHR         SOLE                       704,000
BP PLC                           COM     055622104      16,434,578          285,670 SHR         SOLE                       285,670
Briggs & Stratton                COM     109043109         649,600            8,000 SHR         SOLE                         8,000
Bristol-Myers Squibb             COM     110122108       7,284,734          307,762 SHR         SOLE                       307,762
Burlington Northern              COM     12189T104         563,463           14,708 SHR         SOLE                        14,708
Burlington Resources             COM     122014103       8,728,537          213,935 SHR         SOLE                       213,935

                                                                        FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 09-30-04

Item 1                         Item 2    Item 3        Item 4             Item 5                      Item 6   Item 7    Item 8
                               Title of                Market
Name of Issuer                 Class     CUSIP         Value              Shares              SH/PRN  Invstmt  Managers  Voting
                                                                                                       Discr             Authority
Cardinal Health                  COM     14149Y108         492,766           11,258 SHR         SOLE                        11,258
Caterpillar                      COM     149123101         353,980            4,400 SHR         SOLE                         4,400
Ceridian                         COM     156779100      45,356,570        2,463,692 SHR         SOLE                     2,463,692
Certegy Inc                      COM     156880106         260,470            7,000 SHR         SOLE                         7,000
ChevronTexaco Corp               COM     166764100       2,960,392           55,190 SHR         SOLE                        55,190
Choicepoint                      COM     170388102         200,455            4,700 SHR         SOLE                         4,700
Chronimed, Inc.                  COM     171164106          95,417           15,850 SHR         SOLE                        15,850
Cisco                            COM     17275R102       1,093,385           60,408 SHR         SOLE                        60,408
Citigroup Inc                    COM     173034109       1,868,823           42,358 SHR         SOLE                        42,358
Coca-Cola                        COM     191216100         300,175            7,495 SHR         SOLE                         7,495
Colgate-Palmolive                COM     194162103         237,602            5,259 SHR         SOLE                         5,259
Community First Bkshr            COM     203902101         519,372           16,200 SHR         SOLE                        16,200
ConocoPhillips                   COM     20825c104         458,989            5,540 SHR         SOLE                         5,540
Corning                          COM     219350105      22,176,808        2,001,517 SHR         SOLE                     2,001,517
Costco Wholesale                 COM     22160K105         268,155            6,460 SHR         SOLE                         6,460
Countrywide Financial            COM     222372104         283,608            7,200 SHR         SOLE                         7,200
Dell Inc                         COM     247025109         577,717           16,228 SHR         SOLE                        16,228
Delta Air Lines                  COM     247361108          33,900           10,304 SHR         SOLE                        10,304
Deluxe Corp                      COM     248019101       5,698,991          138,932 SHR         SOLE                       138,932
Donaldson                        COM     257651109      73,884,975        2,602,500 SHR         SOLE                     2,602,500
Dow Chemical                     COM     260543103         307,224            6,800 SHR         SOLE                         6,800
Duke Energy Corp                 COM     264399106         212,442            9,281 SHR         SOLE                         9,281
Ecolab Inc                       COM     278865100      67,242,893        2,138,769 SHR         SOLE                     2,138,769
EFunds Corp                      COM     28224R101      35,200,487        1,893,517 SHR         SOLE                     1,893,517
Emerson Electric                 COM     291011104      73,076,464        1,180,748 SHR         SOLE                     1,180,748
Equifax Inc                      COM     294429105         395,400           15,000 SHR         SOLE                        15,000
Exxon Mobil Corp                 COM     30231g102       9,934,506          205,556 SHR         SOLE                       205,556
Fastenal Co.                     COM     311900104         371,520            6,450 SHR         SOLE                         6,450
Federal Natl Mtge                COM     313586109         663,735           10,469 SHR         SOLE                        10,469

                                                                        FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 09-30-04

Item 1                         Item 2    Item 3        Item 4             Item 5                      Item 6   Item 7    Item 8
                               Title of                Market
Name of Issuer                 Class     CUSIP         Value              Shares              SH/PRN  Invstmt  Managers  Voting
                                                                                                       Discr             Authority
Fedex Corp.                      COM     31428X106         454,157            5,300 SHR         SOLE                         5,300
First Data Corp                  COM     319963104       2,458,489           56,517 SHR         SOLE                        56,517
G & K Services Cl A              COM     361268105       6,455,763          162,450 SHR         SOLE                       162,450
Genentech Inc                    COM     368710406         209,365            3,994 SHR         SOLE                         3,994
General Binding                  COM     369154109         140,400           10,000 SHR         SOLE                        10,000
General Dynamics Co              COM     369550108         210,326            2,060 SHR         SOLE                         2,060
General Electric                 COM     369604103      70,529,640        2,100,347 SHR         SOLE                     2,100,347
General Mills                    COM     370334104      74,499,397        1,659,229 SHR         SOLE                     1,659,229
Genuine Parts                    COM     372460105       1,065,045           27,750 SHR         SOLE                        27,750
Gillette Company                 COM     375766102       1,218,558           29,194 SHR         SOLE                        29,194
Graco Inc                        COM     384109104      79,057,059        2,359,912 SHR         SOLE                     2,359,912
Guidant                          COM     401698105         200,233            3,032 SHR         SOLE                         3,032
Haber Inc.                       COM                         3,400           20,000 SHR         SOLE                        20,000
HB Fuller                        COM     359694106      59,803,235        2,182,600 SHR         SOLE                     2,182,600
Hershey                          COM     427866108         962,226           20,600 SHR         SOLE                        20,600
Home Depot                       COM     437076102       3,800,205           96,944 SHR         SOLE                        96,944
Honeywell Inc                    COM     438516106      65,862,003        1,836,643 SHR         SOLE                     1,836,643
Hormel                           COM     440452100      64,253,415        2,399,306 SHR         SOLE                     2,399,306
IBM                              COM     459200101       7,698,836           89,793 SHR         SOLE                        89,793
Ingersoll Rand                   COM     456866102         696,692           10,250 SHR         SOLE                        10,250
Intel                            COM     458140100      30,947,236        1,542,734 SHR         SOLE                     1,542,734
J.P. Morgan Chase & Co           COM     46625H100       8,598,724          216,429 SHR         SOLE                       216,429
Jefferson-Pilot                  COM     475070108         496,600           10,000 SHR         SOLE                        10,000
JM Smuckers Co New               COM     832696405       8,158,650          183,712 SHR         SOLE                       183,712
Johnson & Johnson                COM     478160104      73,983,527        1,313,395 SHR         SOLE                     1,313,395
Kimberly-Clark                   COM     494368103       9,901,518          153,298 SHR         SOLE                       153,298
Liberty All-Star Equity          COM     530158104         100,870           11,528 SHR         SOLE                        11,528
Lilly (Eli)                      COM     532457108         380,537            6,337 SHR         SOLE                         6,337
Lucent Tech                      COM     549463107         648,566          204,595 SHR         SOLE                       204,595

                                                                        FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 09-30-04

Item 1                         Item 2    Item 3        Item 4             Item 5                      Item 6   Item 7    Item 8
                               Title of                Market
Name of Issuer                 Class     CUSIP         Value              Shares              SH/PRN  Invstmt  Managers  Voting
                                                                                                       Discr             Authority
Marsh & McLennan                 COM     571748102         203,861            4,455 SHR         SOLE                         4,455
Marshall & Ilsley Corp           COM     571834100         214,799            5,330 SHR         SOLE                         5,330
McDonald's Corp                  COM     580135101         219,223            7,821 SHR         SOLE                         7,821
Medtronic Inc                    COM     585055106     107,517,167        2,071,622 SHR         SOLE                     2,071,622
Merck & Co                       COM     589331107      26,515,688          803,506 SHR         SOLE                       803,506
Merrill Lynch                    COM     590188108       1,855,401           37,317 SHR         SOLE                        37,317
Microsoft                        COM     594918104       4,848,455          175,351 SHR         SOLE                       175,351
MMM Co.                          COM     88579Y101      91,125,255        1,139,493 SHR         SOLE                     1,139,493
Motorola                         COM     620076109       4,740,801          262,794 SHR         SOLE                       262,794
MTS Systems                      COM     553777103      36,474,870        1,716,464 SHR         SOLE                     1,716,464
Murphy Oil                       COM     626717102       1,128,010           13,000 SHR         SOLE                        13,000
Newell Rubbermaid                COM     651229106       3,348,183          167,075 SHR         SOLE                       167,075
Nokia                            COM     654902204         387,700           28,258 SHR         SOLE                        28,258
Nuveen Perf Inc Pfd              COM     2822911           275,000              110 SHR         SOLE                           110
Occidental Pete                  COM     674599105         382,002            6,830 SHR         SOLE                         6,830
Oracle Sys                       COM     68389X105         138,631           12,290 SHR         SOLE                        12,290
Patterson Dental                 COM     703395103       7,510,613           98,101 SHR         SOLE                        98,101
Pentair Inc                      COM     709631105      89,687,211        2,569,098 SHR         SOLE                     2,569,098
PepsiCo Inc                      COM     713448108         608,125           12,500 SHR         SOLE                        12,500
Pfizer Inc                       COM     717081103      78,818,348        2,575,763 SHR         SOLE                     2,575,763
Procter & Gamble                 COM     742718109       1,011,286           18,686 SHR         SOLE                        18,686
Qualcomm, Inc.                   COM     747525103         409,139           10,480 SHR         SOLE                        10,480
Qwest Communications             COM     749121109          39,347           11,816 SHR         SOLE                        11,816
Royal Dutch Petrol               COM     780257804       1,578,444           30,590 SHR         SOLE                        30,590
SBC Communications               COM     78387G103         576,168           22,203 SHR         SOLE                        22,203
Schlumberger Ltd                 COM     806857108      14,860,971          220,784 SHR         SOLE                       220,784
Service Master                   COM     81760N109       1,594,640          124,000 SHR         SOLE                       124,000
Sigma Aldrich                    COM     826552101         377,000            6,500 SHR         SOLE                         6,500
St. Jude Medical                 COM     790849103      54,524,685          724,388 SHR         SOLE                       724,388

                                                                        FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 09-30-04

Item 1                         Item 2    Item 3        Item 4             Item 5                      Item 6   Item 7    Item 8
                               Title of                Market
Name of Issuer                 Class     CUSIP         Value              Shares              SH/PRN  Invstmt  Managers  Voting
                                                                                                       Discr             Authority
St. Paul Travelers               COM     792860108      60,056,338        1,816,586 SHR         SOLE                     1,816,586
Sturm Ruger                      COM     864159108         243,270           27,000 SHR         SOLE                        27,000
Super Valu                       COM     868536103      61,289,521        2,224,665 SHR         SOLE                     2,224,665
SurModics Inc                    COM     868873100      11,796,625          496,700 SHR         SOLE                       496,700
Sysco                            COM     871829107         200,494            6,701 SHR         SOLE                         6,701
Target Corp                      COM     87612E106     108,435,527        2,396,365 SHR         SOLE                     2,396,365
TCF Financial                    COM     872275102      95,418,225        3,150,156 SHR         SOLE                     3,150,156
Techne Corp                      COM     878377100      16,148,231          422,950 SHR         SOLE                       422,950
Texas Instruments                COM     882508104         717,242           33,705 SHR         SOLE                        33,705
Time Warner                      COM     887315109         264,696           16,400 SHR         SOLE                        16,400
Toro                             COM     891092108      67,438,532          987,387 SHR         SOLE                       987,387
United Parcel Service            COM     911312106         267,618            3,525 SHR         SOLE                         3,525
United Technologies              COM     913017109         239,240            2,562 SHR         SOLE                         2,562
UnitedHealth Group               COM     910581107       1,427,311           19,356 SHR         SOLE                        19,356
US Bancorp                       COM     902973304      88,884,701        3,075,595 SHR         SOLE                     3,075,595
Valspar                          COM     920355104      75,214,558        1,611,280 SHR         SOLE                     1,611,280
Verizon Comm                     COM     92343v104      32,111,409          815,424 SHR         SOLE                       815,424
Walgreen                         COM     931422109         490,047           13,677 SHR         SOLE                        13,677
WalMart                          COM     931142103         889,717           16,724 SHR         SOLE                        16,724
Washington Mutual Inc            COM     939322103         284,932            7,291 SHR         SOLE                         7,291
Waste Mgmt Inc Del               COM     94106L109         232,390            8,500 SHR         SOLE                         8,500
Wells Fargo & Co                 COM     949746101     120,097,801        2,014,050 SHR         SOLE                     2,014,050
Weyerhaeuser                     COM     962166104       1,647,241           24,778 SHR         SOLE                        24,778
Wyeth                            COM     983024100       3,341,017           89,332 SHR         SOLE                        89,332
Xcel Energy Inc.                 COM     98389B100       9,161,812          528,973 SHR         SOLE                       528,973
Zimmer Holdings, Inc.            COM     98956P102         265,202            3,355 SHR         SOLE                         3,355

COMMON STOCK SUBTOTAL                                2,413,183,240       73,890,345                                     73,890,345

                                                                        FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 09-30-04

Item 1                         Item 2    Item 3        Item 4             Item 5                      Item 6   Item 7    Item 8
                               Title of                Market
Name of Issuer                 Class     CUSIP         Value              Shares              SH/PRN  Invstmt  Managers  Voting
                                                                                                       Discr             Authority
PREFERRED STOCK

JP Morgan Pfd.                           46625H209         231,250            2,500 SHR         SOLE                         2,500
St. Paul Cap Pfd 7.6%                    85231F207         898,872           34,400 SHR         SOLE                        34,400

PREFERRED STOCK SUBTOTAL                                 1,130,122           36,900                                         36,900

MUTUAL FUNDS

Acorn Fund                               53015p403         254,092           10,435 SHR         SOLE                        10,435
AllianceBernstein Gr Fd B                                  125,120           15,093 SHR         SOLE                        15,093
Bond Fund of America                                       139,460           10,323 SHR         SOLE                        10,323
Columbia Tr I Gr Fd Cl B                                   127,771           10,181 SHR         SOLE                        10,181
Columbia Tr III Mid Cap Cl B                               245,201           10,642 SHR         SOLE                        10,642
Dean Witter US Govt Sec                  616969200         111,467           12,090 SHR         SOLE                        12,090
Eaton Vance Tax Managed Growth                             734,106           36,964 SHR         SOLE                        36,964
Federated Eq Lg Cap Gr B                                    91,657           12,748 SHR         SOLE                        12,748
First Am. SM Cap Value B                                   206,950           12,999 SHR         SOLE                        12,999
Franklin Income Fund CL A                                   37,159           15,355 SHR         SOLE                        15,355
Income Fund of America                   453320103         260,138           14,848 SHR         SOLE                        14,848
Jundt US Emerging Gr Fd B                                  122,347           10,885 SHR         SOLE                        10,885
MFS ResH Int'l Fd Cl B                                     196,966           13,979 SHR         SOLE                        13,979
Munivest Fd II Inc Pfd                                     250,000               10 SHR         SOLE                            10
Mutual Beacon Fund CL Z                  628380305         181,535           12,151 SHR         SOLE                        12,151
Nuveen Fd 4 Act Rt T Pfd                                   225,000                9 SHR         SOLE                             9
Pimco Sm-Cap Value Fd B                                    330,256           12,323 SHR         SOLE                        12,323
SIT Balanced Fund                                          307,454           22,557 SHR         SOLE                        22,557
Strategic Prtnrs Intl Gr Cl M                              125,192           11,228 SHR         SOLE                        11,228
Strategic Prtnrs Mid Cap Gr Cl                             119,247           29,371 SHR         SOLE                        29,371

                                                                        FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 09-30-04

Item 1                         Item 2    Item 3        Item 4             Item 5                      Item 6   Item 7    Item 8
                               Title of                Market
Name of Issuer                 Class     CUSIP         Value              Shares              SH/PRN  Invstmt  Managers  Voting
                                                                                                       Discr             Authority
Vanguard Index Tr 500                    922908108         590,860            5,737 SHR         SOLE                         5,737
Vanguard Windsor II                                        217,521            7,716 SHR         SOLE                         7,716

MUTUAL FUND SUBTOTAL                                     4,999,499          287,645                                        287,645

GRAND TOTALS                                         2,419,312,861       74,214,890                                     74,214,890